Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Operating right-of-use assets	$ 3,593	$ 3,940	$ 4,333
Operating lease liability - current	942	1,067	659
Operating lease liability - non-current	$ 2,787	$ 3,014	$ 3,712